Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables.
Schedule of trade and other payables

	2025	2024
Trade payables	7,208	8,036
Electricity accrual	4,091	1,670
Audit fee	597	562
Dividends due	2,487	2,522
Standard bank option payable	4,176	—
Other payables	784	924
Financial liabilities	19,343	13,714

Production and management bonus accrual - Blanket Mine	1,306	529
Other employee benefits - other	2,914	2,235
Other employee benefits - settlement	—	1,081
Leave pay	3,045	2,838
Bonus accrual	2,664	1,115
Tailings storage facility - accrual	130	1,351
Other accruals	2,851	3,784
Non-financial liabilities	12,910	12,933
Total	32,253	26,647